COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
          SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000 AND JUNE 1, 2000
                    (REPLACING SUPPLEMENT DATED JUNE 1, 2000)

The Fund's Prospectuses are amended as follows:

1) Effective June 1, 2000, the Fund began offering a new class of shares. The new class of shares was designated Class A shares. The existing class of shares was designated Class B shares. The classes differ only in that each share class has its own expense structure.

2) Effective January 1, 2001, Ophelia Barsketis and Deborah A. Jansen no longer co-manage the Fund and Charles R. Roberts and Erik P. Gustafson began co-managing the Fund. The paragraph describing Charles R. Roberts under the sub-caption "Colonial" under the caption "INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS" is revised in its entirety as follows:

         CHARLES R. ROBERTS, a senior vice president of Colonial, has been the lead manager for the International Horizons Fund since March, 2000 and co-manager for the Global Equity Fund since January, 2000. Mr. Roberts is also managing director of international equities and senior vice president of Newport Pacific Management, Inc. (Newport Pacific), the immediate parent of Newport Fund Management, Inc. (Newport). Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

         The following paragraph is added under the sub-caption "Colonial" under the caption "INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS":

         ERIK P. GUSTAFSON, a senior vice president of Colonial, has co-managed the Global Equity Fund since January, 2000. Mr. Gustafson joined Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, in 1992 as a portfolio manager for privately managed accounts. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.





ANN-36/558E-0101                                           January 19, 2001

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
          SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000 AND JUNE 1, 2000
                    (REPLACING SUPPLEMENT DATED JUNE 1, 2000)

The Fund's Prospectuses are amended as follows:

2) Effective June 1, 2000, the Fund began offering a new class of shares. The new class of shares was designated Class B shares. The existing class of shares was designated Class A shares. The classes differ only in that each share class has its own expense structure.

3) Effective January 1, 2001, Ophelia Barsketis and Deborah A. Jansen no longer co-manage the Fund and Charles R. Roberts and Scott Schermerhorn began co-managing the Fund. The following two paragraphs are added under the sub-caption "Stein Roe" under the caption "INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS":

         CHARLES R. ROBERTS, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since January, 2000. Mr. Roberts is also managing director of international equities and senior vice president of Newport Pacific Management, Inc. (Newport Pacific), the immediate parent of Newport Fund Management, Inc. (Newport). Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

         SCOTT  SCHERMERHORN,   a  senior  vice  president  of  Stein  Roe,  has
         co-managed  the  Global   Utilities  Fund  since  January,   2000.  Mr.
         Schermerhorn is also a senior vice president of Colonial Management Associates, Inc. (Colonial), an affiliate of Stein Roe and has managed various other funds for Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.







ANN-36/559E-0101                                          January 19, 2001